Kenneth M. H. Hoff 310-442-8888 khoff@jenkens.com	Jenkens & Gilchrist, LLP 12100 Wilshire Boulevard 15th Floor Los Angeles, California 90025 (310) 820-8800 Facsimile (310) 820-8859 www.jenkens.com
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August 9, 2006

Howard Baik, Esq.
Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington, D.C. 20549-3561

Re: Reed’s, Inc.
Registration Statement on Form SB-2
File No. 333-135186

Dear Mr. Baik:

Per our earlier conversation, Reed’s, Inc. is hereby requesting that the effectiveness of the Registration Statement on Form SB-2 (File No. 333-135186) be accelerated to Friday, August 11, 2006 at 1:00 p.m. (Eastern Time). We enclose copies of the Company’s request for acceleration and the additional acknowledgement letter (referenced in the Staff's July 13, 2006 correspondence), each dated as of August 9, 2006. If you have any further questions, please call me at my office.

Very truly yours,

/s/ Jeffrey P. Berg

Jeffrey P. Berg
of JENKENS & GILCHRIST, LLP

ENCLOSURE

CC: CHRISTOPHER J. REED